Note 4 - Accounts Receivable (Details Narrative) - CAD	Nov. 30, 2017	Nov. 30, 2016
Note 4 - Accounts Receivable Details Narrative
Account receivable	CAD 756,468	CAD 472,474
Allowance for doubtful accounts	CAD 66,849	CAD 0